RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties
Salaries, benefits, and consulting fees	$ 956	$ 860	$ 1,277
Share-based payments	531	1,718	891
Total Key management personnel compensation	$ 1,487	$ 2,578	$ 2,168